RELATED PARTY TRANSACTIONS - Narrative (Details) $ / shares in Units, $ in Millions			3 Months Ended		6 Months Ended		12 Months Ended
	Aug. 03, 2023 USD ($)	Sep. 23, 2022 USD ($)	Jun. 30, 2023 USD ($) $ / shares	Jun. 30, 2022 USD ($)	Jun. 30, 2023 USD ($) agreement $ / shares	Jun. 30, 2022 USD ($)	Dec. 31, 2022 USD ($)	Mar. 28, 2023 USD ($)
Disclosure of transactions between related parties [line items]
Related party, equity commitment					$ 1,000
Preferred shares (in dollars per share) | $ / shares			$ 25.00		$ 25.00
Amount called on the equity commitment					$ 0		$ 0
Due from Brookfield Infrastructure			$ 820		820		566
Interest expense, related party transactions			1	$ 1	$ 1	$ 1
Australian Regulated Utility Operation | Disposal of major subsidiary [member]
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in associate	7.90%
Proceeds from sales of interests in associates	$ 450
Senior Unsecured Revolving Credit Facility
Disclosure of transactions between related parties [line items]
Borrowings maturity, term					10 years
Credit facility, maximum borrowing capacity			1,000		$ 1,000
Borrowing agreements | agreement					2
Brookfield Infrastructure
Disclosure of transactions between related parties [line items]
Subsidiary and corporate borrowings			0		$ 0		0
Due from Brookfield Infrastructure			570		570
Interest expense, related party transactions			$ 4		$ 4
Borrowings, interest rate			0.20%		0.20%
Repayments of borrowings, classified as financing activities					$ 26		26
Service Provider
Disclosure of transactions between related parties [line items]
Asset management fee as percent per quarter			0.3125%
Asset management fee, percent					1.25%
Services received, related party transactions			$ 16	$ 16	$ 31	$ 34
Subsidiary of Common Parent
Disclosure of transactions between related parties [line items]
Amounts payable, related party transactions			9		9		6
Amounts receivable, related party transactions			0		0		10
Subsidiary of Common Parent | Brookfield Office Properties Inc.
Disclosure of transactions between related parties [line items]
Services received, related party transactions			0		0		0
Revenue from rendering of services, related party transactions			$ 1		$ 1		$ 1
Subsidiary of Common Parent | Brookfield Infrastructure
Disclosure of transactions between related parties [line items]
Subsidiary and corporate borrowings								$ 250
Borrowings, adjustment to interest rate basis								2.00%
Parent
Disclosure of transactions between related parties [line items]
Sales of property and other assets, related party transactions		$ 66
Gains (losses) on available-for-sale financial assets		$ 2